UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPlus® & Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2017

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Avolon Holdings Ltd.
2.250% due 09/20/2020		$10	$10
3.500% due 03/20/2022		70	71
iHeartCommunications, Inc.
7.732% due 01/30/2019		200	173
OGX
TBD% due 04/10/2049 ^		133	37
Sequa Corp.
5.250% due 06/19/2017		1,119	1,108
Sierra Hamilton LLC
9.000% due 06/13/2017		8	8

Total Loan Participations and Assignments (Cost $1,504)			1,407

CORPORATE BONDS & NOTES 51.9%
BANKING & FINANCE 22.0%
AGFC Capital Trust
2.772% due 01/15/2067 (l)		1,000	565
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (h)	EUR	400	428
Banco do Brasil S.A.
9.000% due 06/18/2024 (h)(l)		$387	403
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^	EUR	200	63
4.750% due 01/15/2018 ^		100	32
Barclays Bank PLC
14.000% due 06/15/2019 (h)	GBP	100	154
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	600	652
7.875% due 09/15/2022 (h)(l)	GBP	1,250	1,627
BNP Paribas S.A.
7.375% due 08/19/2025 (h)(l)		$1,100	1,132
Cooperatieve Rabobank UA
11.000% due 06/30/2019 (h)(l)		1,135	1,329
Credit Agricole S.A.
7.500% due 06/23/2026 (h)(l)	GBP	700	896
7.875% due 01/23/2024 (h)		$200	204
CyrusOne LP
5.000% due 03/15/2024		7	7
5.375% due 03/15/2027		4	4
Exeter Finance Corp.
9.750% due 05/20/2019		900	862
HSBC Holdings PLC
6.000% due 09/29/2023 (h)	EUR	200	230
Jefferies Finance LLC
7.500% due 04/15/2021 (l)		$967	979
Jefferies LoanCore LLC
6.875% due 06/01/2020 (l)		1,400	1,425
Lloyds Banking Group PLC
7.625% due 06/27/2023 (h)(l)	GBP	1,600	2,191
Nationwide Building Society
10.250% due 06/29/2049 (h)		4	624
Navient Corp.
5.875% due 03/25/2021		$531	536
OneMain Financial Holdings LLC
6.750% due 12/15/2019		8	8
PHH Corp.
6.375% due 08/15/2021 (l)		300	304
7.375% due 09/01/2019 (l)		260	284
Pinnacol Assurance
8.625% due 06/25/2034 (j)		1,100	1,103
Provident Funding Associates LP
6.750% due 06/15/2021		200	205
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		1,591	1,619
9.250% due 07/06/2024		500	509
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(l)		1,930	1,908
8.000% due 08/10/2025 (h)(l)		300	299
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)(l)	GBP	1,100	1,445
Springleaf Finance Corp.
5.250% due 12/15/2019		$26	26
8.250% due 12/15/2020 (l)		530	580

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (h)	EUR	180	217
TIG FinCo PLC
8.500% due 03/02/2020	GBP	132	170
8.750% due 04/02/2020 (l)		1,697	2,020
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (f)		$528	119

			25,159

INDUSTRIALS 25.1%
Altice Financing S.A.
7.500% due 05/15/2026 (l)		800	852
BMC Software Finance, Inc.
8.125% due 07/15/2021		89	90
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(l)		1,229	1,232
BWAY Holding Co.
5.500% due 04/15/2024 (c)		27	27
7.250% due 04/15/2025 (c)		20	20
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(i)(l)		3,607	4,193
9.000% due 02/15/2020 ^(i)		180	210
Cardtronics, Inc.
5.500% due 05/01/2025 (c)		6	6
Charter Communications Operating LLC
5.375% due 05/01/2047 (c)		13	13
Chesapeake Energy Corp.
4.272% due 04/15/2019		10	10
Chobani LLC
7.500% due 04/15/2025 (c)		14	14
CommScope Technologies LLC
5.000% due 03/15/2027		12	12
Community Health Systems, Inc.
6.250% due 03/31/2023		32	33
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		470	0
CVS Pass-Through Trust
5.880% due 01/10/2028 (l)		495	555
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (l)		500	523
Dole Food Co., Inc.
7.250% due 06/15/2025 (c)		13	13
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		1,170	1,152
Dynegy, Inc.
8.034% due 02/02/2024		325	309
EI Group PLC
6.875% due 05/09/2025	GBP	10	14
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^(i)		$292	194
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		1,200	972
Gartner, Inc.
5.125% due 04/01/2025		10	10
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		7	7
HCA, Inc.
7.500% due 11/15/2095		300	294
Hexion, Inc.
10.375% due 02/01/2022		10	10
13.750% due 02/01/2022		11	11
iHeartCommunications, Inc.
9.000% due 03/01/2021 (l)		690	526
9.000% due 09/15/2022 (l)		1,000	755
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,300	1,246
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		1,310	793
8.125% due 06/01/2023		54	33
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,890	1,805
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		100	116
Kinder Morgan, Inc.
7.750% due 01/15/2032		300	375
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		200	171
5.500% due 04/15/2025		200	185
MDC Partners, Inc.
6.500% due 05/01/2024		200	192
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,330	845
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	389	436

OGX Austria GmbH
8.375% due 04/01/2022 ^		$2,050	0
8.500% due 06/01/2018 ^		1,400	0
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (l)		460	505
Safeway, Inc.
7.250% due 02/01/2031		350	341
Scientific Games International, Inc.
10.000% due 12/01/2022		480	514
Sequa Corp.
7.000% due 12/15/2017		1,166	624
SFR Group S.A.
7.375% due 05/01/2026 (l)		1,327	1,372
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	790	1,014
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017 (l)		$527	528
Team Health Holdings, Inc.
6.375% due 02/01/2025		3	3
Tembec Industries, Inc.
9.000% due 12/15/2019 (l)		1,177	1,212
Transocean, Inc.
9.000% due 07/15/2023		146	157
UAL Pass-Through Trust
6.636% due 01/02/2024 (l)		1,348	1,459
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	649	907
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$17	18
7.000% due 03/15/2024		33	34
Westmoreland Coal Co.
8.750% due 01/01/2022 (l)		1,815	1,715

			28,657

UTILITIES 4.8%
Frontier Communications Corp.
8.875% due 09/15/2020		1,194	1,264
11.000% due 09/15/2025		150	146
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		715	395
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (j)		755	283
Petrobras Global Finance BV
6.125% due 01/17/2022		34	36
6.750% due 01/27/2041 (l)		1,796	1,690
6.850% due 06/05/2115		263	236
6.875% due 01/20/2040 (l)		551	527
7.375% due 01/17/2027		50	53
Sierra Hamilton LLC
12.250% due 12/15/2018 ^(i)		100	46
Sprint Capital Corp.
6.900% due 05/01/2019		50	53
Sprint Communications, Inc.
7.000% due 08/15/2020 (l)		750	807

			5,536

Total Corporate Bonds & Notes (Cost $61,015)			59,352

CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
DISH Network Corp.
3.375% due 08/15/2026		600	728

Total Convertible Bonds & Notes (Cost $600)			728

MUNICIPAL BONDS & NOTES 1.9%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		40	40
7.750% due 01/01/2042		70	72

			112

WEST VIRGINIA 1.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		8,800	445

7.467% due 06/01/2047	1,685	1,616

		2,061

Total Municipal Bonds & Notes (Cost $2,088)		2,173

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
4.532% due 07/25/2029	250	253
5.068% due 03/25/2037 (a)	481	79
5.168% due 11/25/2039 (a)	407	63
5.318% due 01/25/2038 (a)	623	79
5.398% due 03/25/2037 (a)	484	78
5.418% due 12/25/2037 (a)(l)	796	106
5.428% due 06/25/2037 (a)	205	26
5.458% due 04/25/2037 (a)	431	72
5.468% due 04/25/2037 (a)(l)	1,196	227
5.618% due 11/25/2035 (a)	196	27
5.818% due 11/25/2036 (a)(l)	2,349	440
6.218% due 02/25/2037 (a)	422	82
6.732% due 07/25/2029	220	230
7.000% due 12/25/2023	121	134
7.500% due 06/01/2032	44	46
7.800% due 06/25/2026	3	3
9.912% due 12/25/2042	81	93
12.826% due 08/25/2022	137	168
Freddie Mac
0.000% due 04/25/2045 (b)(f)	513	447
0.200% due 04/25/2045 (a)	1,129	4
0.697% due 10/25/2020 (a)(l)	10,287	209
5.528% due 03/15/2037 (a)	820	140
5.658% due 09/15/2036 (a)	487	81
5.668% due 09/15/2036 (a)(l)	1,126	192
5.982% due 08/25/2029	250	247
7.000% due 08/15/2023	6	6

Total U.S. Government Agencies (Cost $3,436)		3,532

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
1.500% due 08/31/2018 (n)(p)	1,000	1,005

Total U.S. Treasury Obligations (Cost $1,002)		1,005

NON-AGENCY MORTGAGE-BACKED SECURITIES 54.4%
Banc of America Alternative Loan Trust
14.780% due 09/25/2035 ^(l)	1,786	2,088
Banc of America Funding Trust
2.982% due 12/20/2034	368	294
3.673% due 03/20/2036 (l)	591	550
5.846% due 01/25/2037 ^	269	237
Banc of America Mortgage Trust
6.000% due 07/25/2046 ^	3	3
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.768% due 03/11/2041 (l)	1,807	1,882
BCRR Trust
5.858% due 07/17/2040 (l)	3,000	3,003
Bear Stearns Adjustable Rate Mortgage Trust
3.238% due 07/25/2036 ^	327	307
Bear Stearns ALT-A Trust
3.109% due 04/25/2035	315	280
3.236% due 11/25/2035 ^	176	146
3.272% due 09/25/2035	187	161
Bear Stearns Asset-Backed Securities Trust
20.267% due 03/25/2036 ^(l)	1,815	1,836
Bear Stearns Commercial Mortgage Securities Trust
5.393% due 02/11/2041 (l)	847	799
5.716% due 04/12/2038	40	31
Bear Stearns Structured Products, Inc. Trust
3.289% due 12/26/2046	397	344
3.504% due 01/26/2036 (l)	1,008	922
BRAD Resecuritization Trust
2.181% due 03/12/2021	1,904	120
6.550% due 03/12/2021	356	359
CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	509	383
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.282% due 08/25/2035	154	144
1.322% due 10/25/2034	11	11
Citigroup Mortgage Loan Trust, Inc.
3.663% due 03/25/2037 ^(l)	574	457
3.746% due 11/25/2035	1,795	1,014
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 (l)	683	580
5.688% due 10/15/2048	900	498

Commercial Mortgage Loan Trust
6.101% due 12/10/2049	470	281
Commercial Mortgage Trust
0.132% due 10/10/2046 (a)(l)	77,000	684
5.505% due 03/10/2039	1,332	1,282
5.595% due 06/10/2046	619	531
6.140% due 07/10/2046 (l)	760	809
Countrywide Alternative Loan Trust
1.222% due 12/25/2046 ^	195	95
1.312% due 10/25/2035 (l)	940	742
1.332% due 05/25/2036 ^	2,005	975
3.079% due 10/25/2035 ^	215	178
3.530% due 02/25/2037 ^	282	257
5.500% due 08/25/2034 (l)	533	527
5.500% due 02/25/2036 ^	29	25
5.500% due 03/25/2036 ^	600	476
6.168% due 07/25/2036 (a)	1,440	377
6.250% due 09/25/2034	86	87
17.100% due 07/25/2035 (l)	1,129	1,353
Countrywide Home Loan Mortgage Pass-Through Trust
1.222% due 03/25/2036	228	185
1.622% due 03/25/2035 (l)	1,081	981
1.762% due 02/25/2035	143	119
3.023% due 10/20/2035 (l)	406	355
3.085% due 10/20/2035 ^	173	147
3.095% due 03/25/2037 ^(l)	439	343
3.116% due 10/20/2035 ^	226	200
3.155% due 08/25/2034	245	235
3.309% due 02/20/2036 ^	1,401	388
5.500% due 08/25/2035 ^	37	34
Credit Suisse Commercial Mortgage Trust
5.685% due 02/15/2039	130	131
5.869% due 09/15/2040	1,070	1,020
6.062% due 02/15/2041 (l)	1,100	1,112
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 11/25/2036	280	265
DBUBS Mortgage Trust
4.652% due 11/10/2046	700	484
First Horizon Alternative Mortgage Securities Trust
3.072% due 11/25/2036 ^(l)	521	406
First Horizon Mortgage Pass-Through Trust
3.034% due 01/25/2037 ^(l)	890	795
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 (l)	1,700	1,692
GMAC Mortgage Corp. Loan Trust
3.500% due 06/25/2034	152	149
GS Mortgage Securities Trust
5.622% due 11/10/2039	243	230
6.061% due 08/10/2043 (l)	730	772
GSR Mortgage Loan Trust
3.475% due 05/25/2035	141	127
3.577% due 04/25/2035 (l)	373	361
5.500% due 06/25/2036 ^	11	10
HarborView Mortgage Loan Trust
1.578% due 04/19/2034	30	27
2.554% due 11/19/2034	142	112
3.381% due 08/19/2036 ^	22	21
3.459% due 02/25/2036 ^	45	36
HSI Asset Loan Obligation Trust
3.380% due 01/25/2037 ^(l)	458	380
IndyMac Mortgage Loan Trust
1.048% due 06/25/2037 ^(l)	1,717	1,245
1.262% due 03/25/2035	44	39
2.849% due 06/25/2037 ^(l)	701	577
JPMBB Commercial Mortgage Securities Trust
0.120% due 11/15/2045 (a)(l)	76,047	1,301
JPMorgan Mortgage Trust
3.346% due 04/25/2037 ^(l)	1,016	795
5.500% due 01/25/2036 ^	67	59
5.500% due 06/25/2037 ^	47	45
Luminent Mortgage Trust
1.182% due 10/25/2046 (l)	758	654
MASTR Adjustable Rate Mortgages Trust
3.263% due 11/25/2035 ^	856	645
3.530% due 10/25/2034	291	258
Merrill Lynch Alternative Note Asset Trust
1.052% due 01/25/2037	931	399
Merrill Lynch Mortgage Trust
5.841% due 06/12/2050 (l)	1,600	1,575
Morgan Stanley Capital Trust
5.569% due 12/15/2044 (l)	1,137	1,149
5.942% due 06/11/2049	500	474
Opteum Mortgage Acceptance Corp. Trust
1.252% due 07/25/2036	319	198
Prime Mortgage Trust
5.568% due 11/25/2036 (a)	4,542	484

Provident Funding Mortgage Loan Trust
3.140% due 10/25/2035		112	111
RBSSP Resecuritization Trust
5.000% due 09/26/2036 (l)		2,378	1,713
Residential Accredit Loans, Inc. Trust
3.700% due 12/26/2034 ^		293	227
4.306% due 01/25/2036 ^(l)		1,004	809
6.000% due 09/25/2035 (l)		521	384
6.000% due 08/25/2036 ^		342	288
Residential Asset Mortgage Products Trust
7.500% due 12/25/2031		103	103
Royal Bank of Scotland Capital Funding Trust
6.068% due 02/17/2051 (l)		3,000	3,013
Structured Adjustable Rate Mortgage Loan Trust
2.062% due 05/25/2035 ^(l)		2,316	1,757
3.093% due 09/25/2036 ^		429	318
3.267% due 04/25/2036 ^		475	374
3.281% due 01/25/2036 ^		456	345
3.316% due 11/25/2036 ^		105	103
3.438% due 09/25/2035		106	87
Structured Asset Mortgage Investments Trust
1.212% due 02/25/2036		480	408
1.262% due 02/25/2036 ^		376	322
Suntrust Adjustable Rate Mortgage Loan Trust
3.310% due 01/25/2037 ^		152	144
Theatre Hospitals PLC
3.357% due 10/15/2031 (l)	GBP	1,023	1,230
Wachovia Bank Commercial Mortgage Trust
6.053% due 02/15/2051 (l)		$2,500	2,515
WaMu Commercial Mortgage Securities Trust
4.321% due 03/23/2045 (l)		85	85
WaMu Mortgage Pass-Through Certificates Trust
1.368% due 01/25/2047		125	114
2.770% due 12/25/2036 ^(l)		541	513
4.324% due 07/25/2037 ^		143	132
Washington Mutual Mortgage Pass-Through Certificates Trust
1.408% due 04/25/2047 ^		613	42
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 03/25/2037 ^(l)		306	304
Wells Fargo-RBS Commercial Mortgage Trust
0.336% due 12/15/2046 (a)		30,000	596

Total Non-Agency Mortgage-Backed Securities (Cost $52,438)			62,179

ASSET-BACKED SECURITIES 11.4%
Apidos CLO
0.000% due 07/22/2026		500	294
Bear Stearns Asset-Backed Securities Trust
6.500% due 08/25/2036 ^(l)		669	429
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030		1,422	663
Carrington Mortgage Loan Trust
1.132% due 08/25/2036		100	71
Centex Home Equity Loan Trust
1.432% due 06/25/2035		236	217
Citigroup Mortgage Loan Trust, Inc.
1.142% due 12/25/2036 (l)		1,744	1,077
1.142% due 01/25/2037		208	128
5.972% due 01/25/2037 ^(l)		647	435
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		427	304
Countrywide Asset-Backed Certificates
1.112% due 12/25/2036 ^		1,565	1,552
1.132% due 04/25/2047 (l)		1,311	1,233
1.532% due 09/25/2034		99	96
EMC Mortgage Loan Trust
1.922% due 05/25/2039		314	301
Highbridge Loan Management Ltd.
6.484% due 05/05/2027		500	489
Lehman XS Trust
4.956% due 05/25/2037 ^		252	371
5.420% due 11/25/2035 ^		184	184
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		22	22
Morgan Stanley ABS Capital, Inc. Trust
1.042% due 05/25/2037		148	90
Residential Asset Mortgage Products Trust
1.662% due 03/25/2033		53	48
5.572% due 06/25/2032		76	74
Soundview Home Loan Trust
1.042% due 11/25/2036		204	86
South Coast Funding Ltd.
1.265% due 01/06/2041		485	128
1.265% due 01/06/2041 (l)		13,661	3,620
Structured Asset Securities Corp. Mortgage Loan Trust
1.132% due 05/25/2036 (l)		293	286

1.282% due 06/25/2035 (l)		413	370
Symphony CLO Ltd.
5.623% due 07/14/2026		400	378
Washington Mutual Asset-Backed Certificates Trust
1.042% due 10/25/2036		114	55

Total Asset-Backed Securities (Cost $12,704)			13,001

SOVEREIGN ISSUES 1.4%
Argentine Government International Bond
2.260% due 12/31/2038	EUR	150	97
7.820% due 12/31/2033		563	637
Ecuador Government International Bond
9.650% due 12/13/2026		$200	208
Republic of Greece Government International Bond
3.000% due 02/24/2023	EUR	33	29
3.000% due 02/24/2024		33	29
3.000% due 02/24/2025		33	29
3.000% due 02/24/2026		33	28
3.000% due 02/24/2027		33	28
3.000% due 02/24/2028		33	27
3.000% due 02/24/2029		33	26
3.000% due 02/24/2030		33	26
3.000% due 02/24/2031		33	25
3.000% due 02/24/2032		33	25
3.000% due 02/24/2033		33	24
3.000% due 02/24/2034		33	24
3.000% due 02/24/2035		33	24
3.000% due 02/24/2036		33	24
3.000% due 02/24/2037		33	24
3.000% due 02/24/2038		33	23
3.000% due 02/24/2039		33	23
3.000% due 02/24/2040		33	23
3.000% due 02/24/2041		33	23
3.000% due 02/24/2042		33	23
4.750% due 04/17/2019		100	101

Total Sovereign Issues (Cost $1,440)			1,550

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR		54,706	0

FINANCIALS 0.1%
TIG FinCo PLC (j)		121,142	152

Total Common Stocks (Cost $176)			152

WARRANTS 0.0%
UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		13,159	7

Total Warrants (Cost $35)			7

SHORT-TERM INSTRUMENTS 17.3%
REPURCHASE AGREEMENTS (k) 8.3%			9,545

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 4.6%
Federal Home Loan Bank
0.538% due 04/12/2017 (f)(g)		$1,000	1,000
0.541% due 04/17/2017 (f)(g)		1,500	1,499
0.543% due 04/12/2017 - 04/20/2017 (f)(g)		800	800
0.730% due 04/17/2017 (f)(g)		600	600
0.761% due 04/17/2017 (f)(g)		1,300	1,300

			5,199

U.S. TREASURY BILLS 4.4%
0.487% due 04/27/2017 (e)(f)(n)(p)		5,019	5,017

Total Short-Term Instruments (Cost $19,761)			19,761

Total Investments in Securities (Cost $156,199)			164,847

Total Investments 144.2% (Cost $156,199)			$164,847
Financial Derivative Instruments (m)(o) 3.3% (Cost or Premiums, net $(1,571))			3,752
Other Assets and Liabilities, net (47.5)%			(54,277)

Net Assets 100.0%			$114,322

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	06/23/2015 - 06/24/2015	$600	$283	0.25%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	1,100	1,103	0.97
TIG FinCo PLC	04/02/2015 - 02/24/2017	175	152	0.13

		$1,875	$1,538	1.35%

Borrowings and Other Financing Transactions

(k)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SAL	0.960%	03/31/2017	04/03/2017	$8,100	U.S. Treasury Notes 1.750% due 12/31/2020	$(8,269)	$8,100	$8,101
SSB	0.050	03/31/2017	04/03/2017	1,445	U.S. Treasury Notes 1.625% due 12/31/2019 (2)	(1,476)	1,445	1,445

Total Repurchase Agreements						$(9,745)	$9,545	$9,546

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	1.400%	03/17/2017	TBD	(4)		$(2,704)	$(2,706)
	1.793	01/24/2017	04/24/2017			(256)	(257)
	1.900	02/15/2017	05/16/2017			(491)	(492)
	1.900	02/17/2017	05/17/2017			(469)	(470)
	2.497	01/03/2017	04/03/2017			(920)	(926)
	2.542	02/17/2017	05/17/2017			(1,383)	(1,387)
	2.543	01/24/2017	04/24/2017			(1,646)	(1,654)
	2.648	04/03/2017	07/03/2017			(886)	(886)
BOS	2.953	02/23/2017	05/24/2017			(2,228)	(2,235)
	3.081	03/15/2017	06/15/2017			(1,235)	(1,237)
BPS	1.741	01/24/2017	04/24/2017			(723)	(725)
	1.880	02/08/2017	05/01/2017			(1,348)	(1,352)
	2.648	03/16/2017	06/16/2017			(734)	(735)
DBL	3.259	03/10/2017	12/12/2017			(1,991)	(1,995)
DEU	2.030	02/09/2017	04/06/2017			(530)	(532)
	2.030	02/09/2017	05/09/2017			(1,210)	(1,214)
	2.030	02/23/2017	05/24/2017			(3,781)	(3,789)
	2.030	04/06/2017	05/09/2017			(278)	(278)
JPS	2.105	01/06/2017	04/06/2017			(1,828)	(1,837)
MSC	1.680	03/07/2017	06/07/2017			(1,056)	(1,057)
	1.780	03/07/2017	06/07/2017			(1,040)	(1,041)
	2.030	02/02/2017	05/02/2017			(2,553)	(2,562)
	2.384	02/06/2017	05/08/2017			(1,727)	(1,733)
PAR	0.800	01/23/2017	04/24/2017		GBP	(570)	(715)
	0.900	01/23/2017	04/24/2017			(893)	(1,121)
RBC	2.580	11/23/2016	05/23/2017			$(1,434)	(1,447)
	2.630	11/23/2016	05/23/2017			(1,130)	(1,141)
	2.730	03/13/2017	09/13/2017			(1,357)	(1,359)
RDR	1.810	02/22/2017	05/23/2017			(2,323)	(2,328)
RTA	2.230	05/06/2016	05/05/2017			(2,046)	(2,088)
	2.230	07/01/2016	06/30/2017			(1,441)	(1,466)
	2.813	02/03/2017	01/31/2018			(2,068)	(2,078)
	2.901	03/10/2017	03/08/2018			(1,283)	(1,286)
SAL	1.923	01/17/2017	04/17/2017			(561)	(563)
	2.007	02/21/2017	05/16/2017			(589)	(590)
SGY	1.600	04/05/2017	04/11/2017			(490)	(490)
SOG	1.600	01/13/2017	04/05/2017			(510)	(512)
	1.600	01/13/2017	04/11/2017			(880)	(883)
	1.600	02/21/2017	05/22/2017			(1,739)	(1,742)
	1.700	03/14/2017	06/14/2017			(466)	(466)
	1.700	03/15/2017	06/15/2017			(998)	(999)
UBS	0.900	01/13/2017	04/13/2017		GBP	(2,321)	(2,914)
	1.100	02/20/2017	05/22/2017			(569)	(714)
	1.260	01/20/2017	04/27/2017			(778)	(977)
	1.780	01/30/2017	04/25/2017			$(1,686)	(1,691)
	1.850	02/28/2017	05/26/2017			(1,536)	(1,539)
	1.890	03/02/2017	06/02/2017			(2,376)	(2,380)
	1.920	03/14/2017	04/12/2017			(416)	(416)
	1.920	03/14/2017	06/14/2017			(1,403)	(1,405)
	1.940	03/02/2017	06/02/2017			(946)	(948)
	2.040	03/02/2017	06/02/2017			(1,009)	(1,011)
	2.405	01/05/2017	04/05/2017			(2,483)	(2,498)
	2.505	01/05/2017	04/05/2017			(1,657)	(1,667)

Total Reverse Repurchase Agreements							$(70,534)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(76,161) at a weighted average interest rate of 1.890%.
(4)	Open maturity reverse repurchase agreement.

(l)	Securities with an aggregate market value of $87,864 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(m)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 April Futures	$2,255.000	04/21/2017	90	$117	$65

Total Purchased Options				$117	$65

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME S&P 500 April Futures	$2,375.000	04/21/2017	90	$(630)	$(247)

Total Written Options				$(630)	$(247)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	Long	06/2017	41	$(18)	$0	$(11)
S&P 500 Index June Futures	Long	06/2017	87	(195)	0	(118)

Total Futures Contracts				$(213)	$0	$(129)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	3,600	$45	$39	$0	$0
Pay	3-Month CAD-Bank Bill	3.300	06/19/2024	CAD	4,900	441	(126)	0	(12)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		1,600	(294)	102	7	0
Pay	3-Month USD-LIBOR	2.750	06/19/2023		$308,500	12,670	(14,705)	383	0
Pay	3-Month USD-LIBOR	3.000	06/18/2024		19,700	1,153	(1,044)	29	0
Receive (1)	3-Month USD-LIBOR	1.500	06/21/2027		269,700	22,657	150	0	(393)

						$36,672	$(15,584)	$419	$(405)

Total Swap Agreements						$36,672	$(15,584)	$419	$(405)

(1)	This instrument has a forward starting effective date.

(n)	Securities with an aggregate market value of $4,972 and cash of $25,706 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(o)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	EUR	2,781		$2,950	$0	$(17)
	04/2017	GBP	470		591	2	0
BPS	04/2017		$3,445	EUR	3,194	0	(37)
	05/2017	EUR	3,194		$3,449	38	0
CBK	04/2017		299		321	2	0
	04/2017		$92	EUR	87	1	0
	05/2017	JPY	12,900		$114	0	(2)
GLM	04/2017	EUR	201		213	0	(1)
	04/2017	GBP	922		1,144	0	(11)
	04/2017		$6,091	GBP	4,902	51	0
	05/2017	GBP	4,902		$6,095	0	(51)
	05/2017	SEK	91		10	0	0
HUS	05/2017	JPY	8,900		78	0	(2)
JPM	04/2017	GBP	34		42	0	(1)
	05/2017	JPY	12,900		113	0	(4)
	05/2017		$6	CHF	6	0	0
	05/2017		192	JPY	21,436	1	0
MSB	04/2017	GBP	3,279		$4,112	4	0
	05/2017	JPY	15,500		138	0	(1)
RBC	05/2017		$262	JPY	29,900	7	0
SCX	04/2017	BRL	106		$34	0	0
	04/2017	GBP	197		240	0	(7)
	04/2017		$34	BRL	107	0	0

Total Forward Foreign Currency Contracts						$106	$(134)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$384	$0	$(21)	$0	$(21)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.8 Index	3.000%	10/17/2057	$400	$(46)	$(20)	$0	$(66)
FBF	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	100	(16)	0	0	(16)
GST	ABX.HE.AA.6-1 Index	0.320	07/25/2045	2,774	(552)	106	0	(446)
	ABX.HE.PENAAA.7-1 Index	0.090	08/25/2037	1,699	(329)	33	0	(296)
	CMBX.NA.A.6 Index	2.000	05/11/2063	500	(25)	(1)	0	(26)
	CMBX.NA.BB.6 Index	5.000	05/11/2063	100	(14)	(6)	0	(20)
	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	100	(6)	(7)	0	(13)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	100	(5)	(4)	0	(9)
MYC	CMBX.NA.BBB-.6 Index	3.000	05/11/2063	700	(41)	(48)	0	(89)
	CMBX.NA.BBB-.7 Index	3.000	01/17/2047	300	(13)	(14)	0	(27)
	CMBX.NA.BBB-.8 Index	3.000	10/17/2057	100	(11)	(5)	0	(16)

					$(1,058)	$34	$0	$(1,024)

Total Return Swaps on Equity Indices

									Swap Agreements, at Value

Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	NDDUEAFE Index	2,023	3-Month USD-LIBOR less a specified spread	05/11/2017	$10,255	$0	$313	$313	$0
	Receive	NDDUEAFE Index	8,937	3-Month USD-LIBOR less a specified spread	06/07/2017	41,881	0	4,809	4,809	0

							$0	$5,122	$5,122	$0

Total Swap Agreements							$(1,058)	$5,135	$5,122	$(1,045)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(p)	Securities with an aggregate market value of $1,050 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$262	$1,145	$1,407
Corporate Bonds & Notes
Banking & Finance	0	23,194	1,965	25,159
Industrials	0	28,657	0	28,657
Utilities	0	5,490	46	5,536
Convertible Bonds & Notes
Industrials	0	728	0	728
Municipal Bonds & Notes
Illinois	0	112	0	112
West Virginia	0	2,061	0	2,061
U.S. Government Agencies	0	3,532	0	3,532
U.S. Treasury Obligations	0	1,005	0	1,005
Non-Agency Mortgage-Backed Securities	0	61,356	823	62,179
Asset-Backed Securities	0	13,001	0	13,001
Sovereign Issues	0	1,550	0	1,550
Common Stocks
Financials	0	0	152	152
Warrants
Utilities	7	0	0	7
Short-Term Instruments
Repurchase Agreements	0	9,545	0	9,545
Short-Term Notes	0	5,199	0	5,199
U.S. Treasury Bills	0	5,017	0	5,017

Total Investments	$7	$160,709	$4,131	$164,847

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	65	419	0	484
Over the counter	0	5,228	0	5,228
	$65	$5,647	$0	$5,712

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(376)	(405)	0	(781)
Over the counter	0	(1,179)	0	(1,179)

	$(376)	$(1,584)	$0	$(1,960)

Total Financial Derivative Instruments	$(311)	$4,063	$0	$3,752

Totals	$(304)	$164,772	$4,131	$168,599

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$109	$0	$0	$0	$0	$(72)	$1,108	$0	$1,145	$(73)
Corporate Bonds & Notes
Banking & Finance	3,759	0	(1,817)	8	20	(5)	0	0	1,965	(106)
Industrials	850	0	(820)	6	13	(49)	0	0	0	0
Utilities	0	0	0	0	0	0	46	0	46	0
Non-Agency Mortgage-Backed Securities	1,455	31	(206)	6	24	(3)	0	(484)	823	14
Common Stocks
Financials	66	22	0	0	0	64	0	0	152	64
Warrants
Industrials	0	0	0	0	(15)	15	0	0	0	0

Totals	$6,239	$53	$(2,843)	$20	$42	$(50)	$1,154	$(484)	$4,131	$(101)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$37	Other Valuation Techniques (2)	—	—
	1,108	Third Party Vendor	Broker Quote	99.000
Corporate Bonds & Notes
Banking & Finance	1,103	Proxy Pricing	Base Price	102.667
	862	Reference Instrument	Spread movement	204.000	bps
Utilities	46	Proxy Pricing	Base Price	45.961
Non-Agency Mortgage-Backed Securities	479	Proxy Pricing	Base Price	6.300 - 100.800
	344	Third Party Vendor	Broker Quote	86.500
Common Stocks
Financials	152	Other Valuation Techniques (2)	—	—

Total	$4,131

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (‘NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or based on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2014-2016, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 156,203	$ 17,205	$ (8,561)	$ 8,644

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RTA	Bank of New York Mellon Corp.
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	SGY	Societe Generale, New York
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	PAR	Banque Paribas, London	UBS	UBS Securities LLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	SEK	Swedish Krona
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc	JPY	Japanese Yen

Exchange Abbreviations:
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	NDDUEAFE	MSCI EAFE Index	S&P 500	Standard & Poor’s 500 Index
CMBX	Commercial Mortgage-Backed Index	PENAAA	Penultimate AAA Sub-Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To Be Determined
CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus® & Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017